Label	Element	Value
QCI Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The QCI Balanced Fund (the “Fund”) seeks to balance current income and principal conservation with the opportunity for long-term growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 31.83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.83%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through January 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to balance current income and principal conservation with the opportunity for long-term growth. The Advisor seeks to achieve the Fund’s investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities. Allocation to equity and fixed income securities will range from 25% to 75% of assets. Depending on market conditions, the allocation of the Fund’s assets may range from approximately 25% in equity securities and 75% in fixed income securities to 75% in equity securities and 25% in fixed income securities.  Derivative instruments, consisting of option contracts, are used to hedge the Fund’s portfolio in order to reduce the impact of general market fluctuations. The Advisor shall manage the Fund so that the Fund will not be deemed to be a “commodity pool operator” under the Commodity Exchange Act.  The Fund may invest in these securities directly or indirectly through investments in other investment companies, consisting of exchange traded funds (“ETFs”) and index funds. The Fund will not be limited by market capitalization or sector criteria.  The Fund may hold up to 10% of its net assets in cash in the normal course of business when the Fund receives dividends or distributions and has not reinvested the proceeds in a security the Advisor believes is favorable for the portfolio which may also be used to pay fees and expenses of the Fund.
Equity selection is based on securities analysts’ recommendations coupled with the Advisor’s fundamental research. Equity investments will consist primarily of large and mid-capitalization companies.
Fixed income securities will primarily consist of investment grade issues. The Fund may invest up to 10% of the portfolio in fixed income securities that are rated below investment grade by one or more Nationally Recognized Securities Rating Organizations (“NRSROs”) (commonly known as high-yield debt securities).
Securities are sold when, in the view of the Advisor, market valuation has approached the estimated full or fair market valuation of that security, and the remaining predicted small upside potential does not justify continuing to hold that security due to relative downside risk. A fundamental change in the prospects for a particular security or issuer may also be a primary factor for the Advisor in determining whether to sell a portfolio security.
The Fund’s investment objective may be changed without shareholder approval upon sixty (60) days’ prior written notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Common Stocks. The Fund’s investments in common stocks, both directly and indirectly through the Fund’s investment in shares of other investment companies, may fluctuate in value response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Fixed Income Risk.   To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.
Interest Rate Risk.  A rise in interest rates may cause a decline in the value of the Fund’s fixed income securities and preferred stocks, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Derivative Risk.  The value of derivative instruments, such as options used by the Fund, is derived from the value of an underlying asset, interest rate, or index. Derivatives, including options used by the Fund, involve risks different from direct investments in the underlying securities (imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid).
Junk Bonds Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risks than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
Options Risk.  There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
Risks Related to Investing in Other Investment Companies. The Fund’s investments in other investment companies, including ETFs and mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://docs.nottinghamco.com/QCIBX.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://docs.nottinghamco.com/QCIBX
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 10.51% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -9.20% (quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.20%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Period Ended December 31, 2021
QCI Balanced Fund | Lipper Flexible Portfolio Funds (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Flexible Portfolio Funds (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2014
QCI Balanced Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,351
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	342
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	603
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,351
Annual Return 2015	rr_AnnualReturn2015	(1.53%)
Annual Return 2016	rr_AnnualReturn2016	6.87%
Annual Return 2017	rr_AnnualReturn2017	11.12%
Annual Return 2018	rr_AnnualReturn2018	(1.14%)
Annual Return 2019	rr_AnnualReturn2019	17.32%
Annual Return 2020	rr_AnnualReturn2020	11.19%
Annual Return 2021	rr_AnnualReturn2021	10.92%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.92%
5 Years	rr_AverageAnnualReturnYear05	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2014
QCI Balanced Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	7.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[1]
QCI Balanced Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%	[1]

[1]	The Inception Date of the Fund is January 30, 2014.
[2]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund’s investment advisor, NorthCrest Asset Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund (the “Expense Limitation Agreement”) under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund’s Total Annual Fund Operating Expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.97% of the average daily net assets of the Fund. This contractual arrangement is in effect through January 31, 2023, unless terminated by the Board of Trustees of the Fund (the “Board” or the “Trustees”) at any time. The Advisor cannot recoup from the Fund any amounts paid to the Advisor under the expense limitation agreement.